SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 195,697	$ (240,675)
Income tax receivable	21,709	(18,238)
Contract assets	66,705	201,151
Inventories	24,966	1,562
Deposits, prepaids and other assets	9,573	(3,017)
Accounts payable and accrued liabilities	(46,511)	42,131
Income tax payable	(5,950)	(7,085)
Contract liabilities	(22,828)	17,930
Provisions	1,608	(7,026)
Foreign exchange and other	1,618	5,299
Change in non-cash operating working capital	$ 246,587	$ (7,968)